Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,993)	$ (15,482)	$ (1,462)	$ 8,653